Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2019 CAD ($) $ / bbl bbl / d	Dec. 31, 2018 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 6	$ 160
Fair value derivative financial instruments [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	6
Fair value derivative financial instruments [Member] | Other financial positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 11
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WTI Collars [Member] | Bottom of Range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	19,000
Terms	January – December 2019
Average Price | $ / bbl	50.00
Fair Value Asset (Liability)	$ (5)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WTI Collars [Member] | Top of Range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	62.08